COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) installment	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Approximate Amount of Lien by Lessor		$ 5,000
Non cancelable purchase obligation		22,463
Royalty Buyout Agreement [Member]
Accrued Royalties	$ 49,008
Number of annual installments | installment	3
Installment amount	$ 32,178
Royalty Agreement Terms [Member]
Contractual Obligation		$ 17,654	$ 16,468